Reporting Entity and description of business	12 Months Ended
Dec. 31, 2024
Reporting Entity and description of business [Abstract]
Reporting Entity and description of business
1.	Reporting Entity and description of business

a.	Corporate information

On May 15, 2025, Elias Sacal Cababie, Chief Executive Officer, Marcos Sacal Cohen, Chief Operating Officer and David James Galan, Global Chief Financial Officer authorized the issue of these consolidated and combined financial statements.

Murano Global Investments PLC (“Murano” and together with its subsidiaries, the “Company” or the “Group” is a public limited company (formerly incorporated on July 27, 2023 as Murano Global Investments Limited), existing under the laws of the Bailiwick of Jersey with its corporate office  at 25 Berkeley Square, London W1J 6HN United Kingdom and its tax residence in the United Kingdom. Its main subsidiary Murano PV, S. A. de C. V. holds the operational business in Mexico and is headquartered at F. C. de Cuernavaca 20, 12th floor, Lomas – Virreyes, Lomas de Chapultepec III Secc., Miguel Hidalgo, 11000 Mexico City. The Company has prepared its financial statements on a consolidated and combined basis, for further information refer to note 3 (a).

The Group is a Mexican real estate development group with extensive experience in the structuring, development and assessment of industrial, residential, corporate office, and hotel projects in Mexico. The Group also provides comprehensive services, including the execution, construction, management, and operation of a wide variety of industrial, business, tourism real estate projects, among others. The Group is primarily involved in developing and managing luxury hotels in urban and beach resort destinations.

In the first quarter of 2023, the Andaz and Mondrian Hotels, in Mexico City, were fully operational with a combined capacity of 396 rooms.

The Group is also developing a leisure and residential complex in Grand Island, Cancun, Quintana Roo (the “GIC Complex”), which is ultimately expected to incorporate around 1,016 rooms and approximately 1,254 condominiums, a convention center (under the World Trade Center brand), a water park and a beach club. The Company’s management and board of directors, following recent market developments and market outlook, have updated the Company’s  strategic development pipeline as shown in the next page.

I.
Phase one will operate under two brands: (i) 400 rooms, operated under the “Vivid” brand, an adult-only brand; and (ii) 616 rooms, to be operated under the “Dreams” brand, a family-friendly brand. On April 1, 2024, the Vivid hotel began operations. The Dreams hotel is expected to commence operations in the fourth quarter of 2025, see Notes 2c. and 10 for additional reference about covenants compliance. The Company decided to delay the opening of Dreams, following consultation with the hotel operator, to leverage experience from the first months of the operation of Vivid and certain improvements requested by the hotel operator.  This includes property enhancements and remedial work required by the hotel operator to adhere to the hotel operator’s global building standards, and changes to the common areas within Dreams, including more space for meetings and events. The Company is exploring strategic alternatives to complete part of the phase one of the GIC Complex (including assessing funding needs, additional revisions to the project’s development pipeline, and discussing with the current hotel operator regarding potential changes to the current operations and administration services agreement).

II.
Phase two is consist of a total of approximately 1,254 condominiums, divided into four condominium towers. The Group’s management and board of directors are continuously evaluating the plan for phase two of the GIC Complex.

The Group has also re-evaluated the Bajamar project. The initial plan for developing a 5-star upper-upscale resort and an industrial park has been modified as follows:

-	Development of a cruise port with a capacity of 2 million passengers per year. The Group has signed an MOU with a major global cruise line operator.
-	Development of Baja Marina, 15,000 linear ft slip spaces.
-	Development of an industrial park for leasing pourpuses.
-	Development of Baja Retail Village for leasing purposes
-	Development of two 5-star upper-upscale resorts, one with 371 keys and a second one with 400 keys.

Construction is expected to begin once financing has been secured. Accurate completion dates are therefore not possible to estimate at the time of preparation of these financial statements.

b.	Significant transactions

2024

i.
On October 17, 2024, Murano PV and NAFIN signed a secured loan agreement up to U.S.$70,378,287. This loan is intended to assist Murano PV with its working capital. The maturity of this loan is October 28, 2027.  On October 28, 2024, the Group received the tranche A and part of the tranche B, for a total  amount of U.S.$54,942,059.  The interest will be capitalized during the term of the loan at an interest rate of SOFR + 3.75% for the first year, SOFR + 4.00% for the second year and SOFR + 4.25% for the third year.

ii.
On September 12, 2024, the Group closed a 144A bond financing, issuing secured senior notes for U.S.$300 million (see note 10 (13)). The main uses of this financing were to repay in full the balances of the secured mortgage syndicated loan from Fideicomiso Murano 2000 /CIB 3001 and the VAT credit both described in note 10 (1) and (2).

iii.	On July 30, 2024, Operadora Hotelera GI, S. A. de C. V. signed a 60-month lease agreement with Arrendadora Coppel, S.A.P.I. de C. V. for total rent payments of $40,226,116 plus 16% of VAT.

iv.
On April 9, 2024, Murano PV, S. A. de C. V. signed a loan agreement with Fínamo for $100,000,000 with initial maturity in 6 months, extended on December 3, 2024 to November 5, 2025. The annual fixed interest rate of this loan isf 22%.

v.
On April 9, 2024, an assignment and adhesion to the syndicated secured mortgage loan of Fideicomiso Murano 2000 (GIC I Trust) was executed by and between Avantta Sentir Común, S. A. de C.V., SOFOM, E.N.R., as adherent creditor and assignee, Sabcapital, S.A. de C.V., SOFOM, E.R., as the assignor, with the appearance of Sabadell in its capacity as administrative and collateral agent and the GIC I Trust (the “GIC Loan Assignment”) whereby the assignor assigned and transferred to the assignee its rights and obligations owned as a Tranche C creditor representing 60% of the tranche C commitment, amounting to U.S. $6,000,000.00 as the assigned amount. This amount was repaid in full as part of the payment made to the Fideicomiso Murano 2000 syndicated loan on September 12, 2024 and ii was part of the uses of the U.S.$300 million senior notes received on the same date.

vi.
On April 4, 2024, the Group amended the loan agreement signed between Inmobiliaria Insurgentes 421 and Bancomext. The main change included postponing the capital payments scheduled from April 2024 to April 2025, as well as obtaining an event of default waiver from Bancomext, as lender, in connection with the funding obligations of the debt service reserve accounts. As a result of such waiver, the parties thereto executed an amendment and waiver agreement  to provide for the new terms and conditions with respect to the funding obligations of the debt service reserve accounts. Therefore, as of this date such events of default under this  loan have been waived by the lender. Refer to additional breaches for this loan in Notes 2c. and 10.

vii.	The first phase of the GIC Complex commenced operations with the opening of the Vivid Hotel on April 1, 2024.

viii.	On March 27, 2024, Murano World, S. A. de C. V. increased its credit line with Santander from U.S.$1,500,000 to U.S.$2,000,000. The total amount has been drawned down as of December 31, 2024.

ix.	Business combination:

a)	On March 21, 2024 the Company’s common stock and warrants began trading on the Nasdaq Capital Market under the ticker symbols “MRNO” and “MRNOW”, respectively.

b)
On March 20, 2024, Murano Global Investments Limited PLC and HCM Acquisition Corp (HCM) completed the Amended and Restated Business Combination Agreement (A&R BCA) and as a result there were 79,242,873 ordinary shares and 16,875,000 warrants outstanding as of that date. The Group’s original shareholder obtained 87.2% of the total outstanding shares, HCM’s sponsor obtained 11.1%, certain vendors obtained 1.6% and the remaining 0.1% of public investors.

HCM does not meet the definition of a “business” under IFRS 3 Business Combinations given it consisted predominantly of cash in trust account and liabilities, therefore the transaction was not recognized using the acquisition method  and no goodwill or intangible assets were recognized.

Instead,  the merger as defined in the A&R BCA is accounted for as a capital reorganization for which the Group applied IFRS 2 Share-based payment. As such, the difference in the fair value of the shares issued by the Group over the identifiable net assets of HCM at historical cost was accounted for as share-based compensation.

The the business combination in the consolidated financial statements was recorded as follows: (i) a listing expense of $878,472,187; (ii) net liabilities from HCM in the amount of $139,024,296;  (iii) transaction cost of $64,760,922 incurred during this period and (iv) additional paid in capital in the amount of $674,686,969.

c)
On March 8, 2024, the Group conducted a capital restructuring that resulted in Murano Global Investments PLC becoming the ultimate parent company of the Group and Murano PV, S. A. de C. V. as an intermediate holding company of the Group in Mexico.

d)	On March 1, 2024, Murano Global Investments Limited converted from a private limited company to a public limited company operating under the name Murano Global Investments PLC.

x.	On February 23, 2024 the Securities and Exchange Commission gave notice of effectiveness to the Registration Statement on Form F-4 related to the A&R BCA described in Note 1.b.ix.

xi.	On February 1, 2024, the Group received U.S.$6,000,000 related to the tranche C of the Fideicomiso 2000 Syndicated loan. This amount was repaid in full as part of the payment made to the Fideicomiso Murano 2000 syndicated loan on September 12, 2024 and ii was part of the uses of the U.S.$300 million senior notes received on the same date.

xii.	On January 26, 2024, February 26, 2024 and March 26, 2024, the Group received U.S.$70,000, U.S.$316,000 and U.S.$311,000, respectively, from the U.S.$2,500,000 Exitus loan (see Note 10.6).

xiii.	On January 5, 2024, the Group signed a loan agreement with Fínamo for $350,000,000 with an annual interest rate of 17%; funds were received on the same date. On January 5, 2024, the Group signed a loan agreement with Fínamo for U.S.$26,000,000 with an annual interest rate of 15%. The funds were received on January 18, 2024, and part of this loan was used to pay the $350,000,000 described above. Unit 3 of the land in Grand Island was given as guarantee under this loan agreement. See Note 10 for additional information.

2023

i.
The Exitus and Sofoplus loans in Mexican pesos described in note 6, came to an end through the early payment made by the Group, aiming to release the collateral associated with these financing arrangements. The amount paid to Sofoplus was $57,593,160 on August 22, 2023 and the amount paid to Exitus was $75,130,254 on September 14, 2023 regarding the loan credit agreements, for a principal amount of $200,000,000. This early payment allowed the Group to set free the plot of land number 2 of the Cancun Complex and give it as a guarantee in the restructuring of the syndicated loan described in note 1.b.v and note 10.

ii.
On August 24, 2023, Fideicomiso Murano 2000, as borrower, Banco Sabadell, S.A., I.B.M., as administrative and collateral agent, Banco Nacional de Comercio Exterior, S.N.C Institución de Banca de Desarrollo, Caixabank, S.A., SabCapital, S.A. de C.V., S.O.F.O.M., E.R., and Nacional Financiera, S.N.C., Institución de Banca de Desarrollo, as lenders, Operadora Hotelera GI, S.A. de C.V., Operadora Hotelera Grand Island II, S. A. de C. V., and Murano World, S.A. de C.V., as joint and several obligors, and with the appearance of Murano PV, S.A. de C.V., Murano AT GV, S.A. de C.V. and Elías Sacal Cababie executed an amendment to the syndicated secured mortgage loan agreement and its subsequent amendments for purposes of restructuring such loan.

The restructuring consists of an increase of the current syndicated credit facility by U.S. $45,000,000, with a variable interest rate based on the quarterly SOFR rate with a fixed spread of 4.0116%. The credit extension was documented through two tranches of debt: Tranche B for U.S.$35,000,000 which was used to finalize the construction of phase I of the GIC Complex and Tranche C for U.S.$10,000,000 which was used to cover additional project costs and capital requirements for the development of the GIC Complex. The loan maturity date is February 5, 2033. The agreement is subject to the Mexican laws and jurisdiction of the courts of Mexico City. The loan agreement included as additional guarantees the plot of land number 2 and the beach club – Playa Delfines of the Cancun complex. This amount was repaid in full as part of the payment made to the Fideicomiso Murano 2000 syndicated loan on September 12, 2024 and ii was part of the uses of the U.S.$300 million senior notes received on the same date.

iii.	In May 2023, the Group restructured the credit line with Bancomext to increase from U.S.$75,000,000 up to U.S.$100,000,000.

iv.
In March 2023, the Group acquired a beach club in Cancun for an amount of $171,000,000 (U.S.$9.4 million approximately). The Group signed a secured loan agreement with ALG Servicios Financieros México, S.A. de C.V., SOFOM E.N.R. (“ALG”) for a principal amount of U.S.$20,000,000.00. The first disbursement of U.S.$8,000,000.00, was used to finance the acquisition of the beach club land. In April and July 2023, the Group drew U.S.$5,000,000 and U.S.$7,000,000, respectively, which were used for the construction of the beach club. The loan bears an annual interest of 10% and matures on December 1, 2030. The Group provided this beach club as guarantee for this loan. ALG is incorporated as trustee in the guarantee trust of Fideicomiso Murano 2000.

v.
On March 13, 2023, the Group signed a Business Combination Agreement (“BCA”) with HCM Acquisition Corp (“HCM”) to carry out a de-SPAC transaction. On August 2, 2023, the Group signed an amended and restated Business Combination Agreement which contains customary representations and warranties, covenants, closing conditions and other terms relating to the business combination and the replacement of Murano Global B.V., which was intended to be a tax resident of the Netherlands, with Murano Global Investments Limited (“Murano Global”), a tax resident of the United Kingdom.

vi.
In February 2023, the Group signed a lease agreement as lessee for an amount of $350,000,000 with a 48-month term period with Arrendadora Fínamo, S.A. de C.V. (“Fínamo”), this contract was classified as a financial liability due to the sale and lease-back transaction agreement and it is not a sale for accounting purposes. The agreement includes plots of land in La Punta Baja Mar as guarantee.

The list of the plots of land granted is as follows: (1) Lote 1, Manzana S/M, Sup. 4,117.88 M2; (2) Lote 2, Manzana S/M, Sup. 6,294.08 M2; (3) Lote 3 (VIALIDAD), Manzana S/M, Sup. 4,117.88 M2; (4) Lote 4, Manzana S/M, Sup. 10,015.68 M2; (5) Lote 5, Manzana S/M, Sup. 11,986.53 M2; (6) Lote 6, Manzana S/M, Sup. 2,912.02 M2; (7) Lote 7, Manzana S/M, Sup. 568.51 M2 and (8) Lote 8, Manzana S/M, Sup. 635.25 M2.